Cover	Oct. 18, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2021
Entity File Number	001-39136
Entity Registrant Name	Helbiz, Inc.
Entity Central Index Key	0001788841
Entity Tax Identification Number	84-3015108
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	32 Old Slip
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	(917)
Local Phone Number	675-7157
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, $0.00001 par value
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.00001 par value
Trading Symbol	HLBZ
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one share of Class A Common Stock
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of Class A Common Stock
Trading Symbol	HLBZW
Security Exchange Name	NASDAQ